UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  May 11, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  53
Form 13F Information Table Value Total:  $214,571
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
ADVANCED MICRO DEVICE  COM      007903107      1909    146160   SH           SOLE            135800              10360
AMERISTAR CASINOS      COM      03070Q101      1899     59130   SH           SOLE             54070               5060
AMGEN INC              COM      031162100      6098    109131   SH           SOLE            105671               3460
ANHEUSER BUSCH         COM      035229103      4910     97300   SH           SOLE             93650               3650
BARRICK GOLD           ADR      067901108      7074    247787   SH           SOLE            239856               7931
BORDERS GROUP          COM      099709107      5976    292670   SH           SOLE            283265               9405
BOSTON SCIENTIFIC      COM      101137107      2040    140295   SH           SOLE            130239              10056
CADBURY SCHWEPPES      ADR      127209302      2308     44935   SH           SOLE             40805               4130
CHESAPEAKE ENERGY      COM      165167107      1749     56646   SH           SOLE             52846               3800
CIMAREX ENERGY         COM      171798101      2011     54330   SH           SOLE             50380               3950
CITRIX SYSTEMS INC     COM      177376100      2063     64400   SH           SOLE             60430               3970
CLEAR CHANNEL          COM      184502102      7567    215948   SH           SOLE            208028               7920
COEUR D ALENE MINES    COM      192108108      1558    379000   SH           SOLE            351800              27200
CONSTELLATION BRANDS   COM      21036P108      2469    116570   SH           SOLE            108250               8320
CORN PRODUCTS          COM      219023108      9348    262650   SH           SOLE            253960               8690
DEVON ENERGY           ADR      25179M103      6354     91800   SH           SOLE             88800               3000
DREAMWORKS ANIMATION   COM      26153C103      2016     65940   SH           SOLE             61250               4690
DOLLAR GENERAL         COM      256669102      8376    396045   SH           SOLE            381865              14180
EASTMAN KODAK          COM      277461109      5416    240083   SH           SOLE            231353               8730
ENERGY PARTNERS        COM      29270U105      5034    277355   SH           SOLE            268240               9115
FORTUNE BRANDS         COM      349631101      1581     20063   SH           SOLE             18553               1510
FRESH DEL MONTE        COM      G36738105      5676    283100   SH           SOLE            274120               8980
GENERAL MILLS          COM      370334104      9120    156652   SH           SOLE            151027               5625
GLOBAL INDUSTRIES      COM      379336100      2391    130710   SH           SOLE            121110               9600
GOLDEN STAR            COM      38119T104       149     33970   SH           SOLE             42902
HANES BRAND            COM      410345102      1261     42902   SH           SOLE             41315               1587
HARMONY GLD            ADR      413216300      2166    155810   SH           SOLE            143295              12515
HASBRO INC             COM      418056107      9303    325060   SH           SOLE            313520              11540
HERSHEY COMPANY        COM      427866108      7606    139160   SH           SOLE            134680               4480
KIMBERLY CLARK         COM      494368103      2246     32800   SH           SOLE             30320               2480
KING PHARMA            COM      495582108      5809    295315   SH           SOLE            283755              11560
KRAFT FOODS            COM      50075N104      9072    286558   SH           SOLE            276658               9900
LILLY ELI & COMPANY    COM      532457108      6075    113110   SH           SOLE            109390               3720
LONE STAR TECHNOLOGY   COM      542312103      3254     49280   SH           SOLE             44940               4340
MATTEL INC             COM      577081102      2587     93830   SH           SOLE             87030               6800
MC DONALDS CORP        COM      580135101      1959     43490   SH           SOLE             40390               3100
MERCK & CO             COM      589331107       300      6800   SH           SOLE              6800
ALTRIA GROUP INC       COM      718154107       232      2645   SH           SOLE              2645
NABORS INDUSTRIES      COM      629568106      1933     65150   SH           SOLE             60540               4610
NEWELL RUBBERMAID      COM      651229106      6747    217003   SH           SOLE            209983               7020
NUTRI SYSTEM INC       COM      67069D108      2076     39620   SH           SOLE             36760               2860
PEPSICO INC            COM      713448108      2259     35539   SH           SOLE             32619               2920
PFIZER INC             COM      717081103      2710    107290   SH           SOLE            100520               6770
SARA LEE CORP          COM      803111103      6821    403130   SH           SOLE            390430              12700
SEALY CORP             COM      812139301      1954    111800   SH           SOLE            103520               8280
SCHOLASTIC CORP        COM      807066105      2153     69230   SH           SOLE             64750               4480
SMITHFIELD FOODS INC   COM      832248108      7247    241955   SH           SOLE            233675               8280
STARBUCKS CORP         COM      855244109      1754     55940   SH           SOLE             51900               4040
ST MARY LAND & EXPL CO COM      792228108      1794     48900   SH           SOLE             45390               3510
TELECOM NZ             ADR      879278208      6039    222030   SH           SOLE            214790               7240
TODCO                  COM      88889T107      7511    186230   SH           SOLE            180100               6130
WALTER INDUSTRIES INC  COM      93317Q105      5263    212665   SH           SOLE            205655               7010
WHOLE FOODS            COM      988498101      1348     30060   SH           SOLE            28240                1820